Cover Page Document	Mar. 31, 2020
Entity Listings [Line Items]
Document Type	8-K/A
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	DANAHER CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08089
Entity Tax Identification Number	59-1995548
Entity Address, Address Line One	2200 Pennsylvania Avenue, NW
Entity Address, Address Line Two	Suite 800W
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037-1701
City Area Code	202
Local Phone Number	828-0850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000313616
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	DHR
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.75% Mandatory Convertible Preferred Stock, Series A, without par value
Trading Symbol	DHR.PRA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.00% Mandatory Convertible Preferred Stock, Series B, without par value
Trading Symbol	DHR.PRB
Security Exchange Name	NYSE
Floating Rate Senior Notes Due 2022 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Floating Rate Senior Notes due 2022
Trading Symbol	DHR F 06/30/22
Security Exchange Name	NYSE
1.7% Senior Notes Due 2022 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.700% Senior Notes due 2022
Trading Symbol	DHR 1.7 01/04/22
Security Exchange Name	NYSE
1.7% Senior Notes Due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.700% Senior Notes due 2024
Trading Symbol	DHR 1.7 03/30/24
Security Exchange Name	NYSE
2.5% Senior Notes Due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.500% Senior Notes due 2025
Trading Symbol	DHR 2.5 07/08/25
Security Exchange Name	NYSE
0.2% Senior Notes Due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.200% Senior Notes due 2026
Trading Symbol	DHR 0.2 03/18/26
Security Exchange Name	NYSE
2.1% Senior Notes Due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.100% Senior Notes due 2026
Trading Symbol	DHR 2.1 09/30/26
Security Exchange Name	NYSE
1.2% Senior Notes Due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.200% Senior Notes due 2027
Trading Symbol	DHR 1.2 06/30/27
Security Exchange Name	NYSE
0.45% Senior Notes Due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.450% Senior Notes due 2028
Trading Symbol	DHR 0.45 03/18/28
Security Exchange Name	NYSE
2.5% Senior Notes Due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.500% Senior Notes due 2030
Trading Symbol	DHR 2.5 03/30/30
Security Exchange Name	NYSE
0.75% Senior Notes Due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.750% Senior Notes due 2031
Trading Symbol	DHR 0.75 09/18/31
Security Exchange Name	NYSE
1.35% Senior Notes Due 2039 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.350% Senior Notes due 2039
Trading Symbol	DHR 1.35 09/18/39
Security Exchange Name	NYSE
1.8% Senior Notes Due 2049 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.800% Senior Notes due 2049
Trading Symbol	DHR 1.8 09/18/49
Security Exchange Name	NYSE